Legal and regulatory matters	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Legal and regulatory matters

Note 11 Legal and regulatory matters
We are a large global institution that is subject to many different complex legal and regulatory requirements that continue to evolve. We are and have been subject to a variety of legal proceedings, including civil claims and lawsuits, regulatory examinations, investigations, audits and requests for information by various governmental regulatory agencies and law enforcement authorities in various jurisdictions. Some of these matters may involve novel legal theories and interpretations and may be advanced under criminal as well as civil statutes, and some proceedings could result in the imposition of civil, regulatory enforcement or criminal penalties. We review the status of all proceedings on an ongoing basis and will exercise judgment in resolving them in such manner as we believe to be in our best interest. This is an area of significant judgment and uncertainty and the extent of our financial and other exposure to these proceedings after taking into account current accruals could be material to our results of operations in any particular period.
Our significant legal proceeding and regulatory matters are described in Note 25 of our 2020 Annual Consolidated Financial Statements as updated below.
Royal Bank of Canada Trust Company (Bahamas) Limited proceedings
On January 6, 2021, the
French
Supreme Court
issued
a judgment reversing the decision of the French Court of Appeal dated June 29, 2018 and sent the case back to the French Court of Appeal for rehearing.
Interchange fees litigation
A settlement agreement has been reached with class counsel, contingent on court approval. This settlement upon final court approval would resolve the claims of all Canadian merchants subject to limited rights to opt-out
for Quebec merchants.
Foreign exchange matters
Royal Bank of Canada and multiple other foreign exchange dealers were named in actions filed in the U.K. and Brazil alleging, among other things, collusive behaviour in global foreign exchange trading.
With respect to the U.S. lawsuit filed by certain institutional plaintiffs who had opted-out of participating in the August 2018 settlement, the plaintiffs refiled their claim and in July 2021, the U.S. District Court granted a motion in favour of RBC Capital Markets to dismiss the action, however, denied the motion as to Royal Bank of Canada.